Employee benefit obligations - Net Employee Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligation	SFr (23.7)	SFr (22.8)
Fair value of plan assets	17.4	17.0
Employee benefit obligations	SFr (6.3)	SFr (5.9)	SFr (5.6)
Weighted average duration of defined benefit obligation	12 years 10 months 24 days	18 years 1 month 6 days